Payable To Investors Of Consolidated Structured Entities	12 Months Ended
Dec. 31, 2021
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Payable To Investors Of Consolidated Structured Entities
31	Payable to investors of consolidated structured entities

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Payable to investors of consolidated trust plans	110,309,109	195,262,648
Payable to investors of consolidated wealth management plans	14,947	183,492
Payable to investors of asset based securitization plans (Note 21(b))	43,662	—

	110,367,718	195,446,140